Financial Risk Management, Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of changes in the fair value of monetary assets and liabilities
2020	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)
	+5	2,403
	+10	4,806
	-5	(2,403)
	-10	(4,806)
2019	Change in US$ rate	Effect on consolidated profit before tax
U.S. Dollar	%	S/(000)
	+5	(650)
	+10	(1,299)
	-5	650
	-10	1,299

Summary of the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments
	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
As of December 31, 2020
Interest-bearing loans adjusted by hedge	-	65,232	572,993	570,000	1,208,225
Lease liabilities	-	383	1,148	5,102	6,633
Interests	30,033	35,056	186,607	193,454	445,150
Hedge finance cost payable	8,032	8,032	24,096	-	40,160
Trade and other payables	142,253	38,235	-	-	180,488

As of December 31, 2019
Interest-bearing loans adjusted by hedge	-	98,774	400,671	570,000	1,069,445
Lease liabilities	-	57	-	-	57
Interests	29,124	31,265	203,525	232,057	495,971
Hedge finance cost payable	-	14,703	36,757	-	51,460
Trade and other payables	174,888	50,364	-	-	225,252

Schedule of financial derivative instruments gross undiscounted cash flows
	Less than 3 months	3 to 12 months	1 to 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)
As of December 31, 2020
Inflows	-	-	75,936	75,936
Outflows	(1,750)	(8,112)	(24,551)	(34,413)
Net	(1,750)	(8,112)	51,385	41,523

Discounted at the applicable interbank rates	(1,743)	(7,929)	51,919	42,247

As of December 31, 2019
Inflows	-	-	44,527	44,527
Outflows	(1,601)	(7,394)	(36,210)	(45,205)
Net	(1,601)	(7,394)	8,317	(678)
Discounted at the applicable interbank rates	(1,595)	(7,280)	7,573	(1,302)

Schedule of changes in liabilities arising from financing activities
	Balance as of January 1,	Distribution of dividends	Finance cost on cross currency swaps	Cash inflow	Cash outflow	Movement of foreign currency	Amortization of costs of issuance of senior notes	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2020
Hedge finance cost payable	5,922	-	16,144	-	(15,685)	-	-	-	6,381
Dividends payable	52,523	98,465	-	321	(143,623)	-	-	-	7,686
Interest-bearing loans	1,101,904	-	-	862,191	(745,384)	6,812	817	-	1,226,340

2019
Hedge finance cost payable	6,033	-	14,824	-	(14,935)	-	-	-	5,922
Dividends payable	19,331	154,119	-	328	(120,975)	-	-	(280)	52,523
Interest-bearing loans	1,083,377	-	-	638,281	(610,999)	(9,562)	807	-	1,101,904